CONSOLIDATED BALANCE SHEETS (Parenthetical) - CNY (¥)	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS
Trade accounts receivable, allowance for doubtful accounts	¥ 0	¥ 0
Ordinary share, par value (in CNY per share)	¥ 0.0068259	¥ 0.0068259
Ordinary share, shares authorized	25,725,000	25,725,000
Ordinary share, shares issued	25,725,000	25,725,000
Ordinary share, shares outstanding	25,725,000	25,725,000